Capital Stock (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026 USD ($) Vote $ / shares shares	Dec. 31, 2025 USD ($) Vote $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2026 shares	Jun. 30, 2025 shares	Mar. 31, 2025 shares	Dec. 31, 2023 shares
Capital Stock
Common stock, shares authorized (in shares)	100	100
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	100	100
Common stock, shares outstanding (in shares)	100	100
Common stock, number of votes per share | Vote	1	1
Forge Nano, Inc.
Capital Stock
Common stock, shares authorized (in shares)	4,850,000	4,850,000	4,550,000
Preferred stock, shares authorized	2,204,216	4,663,753	1,931,849
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, par value per share | $ / shares	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued (in shares)	1,636,918	1,648,841	1,643,081
Common stock, shares outstanding (in shares)	1,636,918	1,648,841	1,643,081
Preferred stock, shares issued	2,190,939	1,925,348	1,676,528	2,015,673	1,893,153	1,868,529	1,594,215
Temporary Equity, Shares Outstanding	2,190,939	1,925,348	1,676,528
Common stock, number of votes per share | Vote	1	1
Minimum issue price trigger multiple for conversion	3	3
Minimum gross proceeds from sale of common stock for conversion | $	$ 30,000,000	$ 30,000
Preferred stock, non-cumulative dividend rate	7.00%	7.00%
Preferred stock dividends | $	$ 0	$ 0	$ 0